Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities of continuing operations
Net income/(loss)	SFr 2,011	SFr (948)	SFr (2,707)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	936	894	937
Provision for credit losses	245	210	252
Deferred tax provision/(benefit)	800	2,238	(193)
Share of net income/(loss) from equity method investments	(111)	(153)	(65)
Trading assets and liabilities, net	25,413	4,652	21,100
(Increase)/decrease in other assets	3,453	(15,597)	9,611
Increase/(decrease) in other liabilities	(14,294)	(1,931)	(1,255)
Other, net	(5,693)	2,093	(905)
Total adjustments	10,749	(7,594)	29,482
Net cash provided by/(used in) operating activities	12,760	(8,542)	26,775
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(427)	40	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,372)	14,286	(7,056)
Purchase of investment securities	(683)	(86)	(88)
Proceeds from sale of investment securities	255	14	14
Maturities of investment securities	853	422	363
Investments in subsidiaries and other investments	(547)	(1,094)	(1,403)
Proceeds from sale of other investments	1,772	1,970	1,737
(Increase)/decrease in loans	(12,500)	(13,674)	(3,745)
Proceeds from sale of loans	5,980	9,938	2,468
Capital expenditures for premises and equipment and other intangible assets	(1,095)	(1,068)	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	30	1	55
Other, net	342	65	749
Net cash provided by/(used in) investing activities	(7,392)	10,814	(7,953)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,808	3,423	10,267
Increase/(decrease) in short-term borrowings	(2,990)	5,018	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(2,052)	(5,251)	(14,525)
Issuances of long-term debt	33,172	43,556	52,984
Repayments of long-term debt	(43,851)	(62,554)	(47,132)
Issuances of common shares	0	4,253	725
Sale of treasury shares	11,693	12,034	16,167
Repurchase of treasury shares	(12,441)	(12,757)	(16,197)
Dividends paid/capital repayments	(666)	(590)	(493)
Other, net	181	77	377
Net cash provided by/(used in) financing activities	(15,146)	(12,791)	8,767
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	10	(827)	1,244
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(9,768)	(11,346)	28,833
Cash and due from banks at beginning of period	109,815	121,161	92,328
Cash and due from banks at end of period	100,047	109,815	121,161
Cash paid for income taxes and interest
Cash paid for income taxes	678	540	662
Cash paid for interest	12,772	9,961	9,136
Assets and liabilities sold in business divestitures
Assets sold	0	1,777	425
Liabilities sold	0	1,658	383
Bank
Operating activities of continuing operations
Net income/(loss)	1,722	(1,228)	(2,889)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	844	837	934
Provision for credit losses	245	210	252
Deferred tax provision/(benefit)	592	2,285	(234)
Share of net income/(loss) from equity method investments	(107)	(150)	(62)
Trading assets and liabilities, net	25,388	3,441	21,214
(Increase)/decrease in other assets	3,519	(15,435)	9,731
Increase/(decrease) in other liabilities	(14,228)	(1,443)	(1,021)
Other, net	(5,564)	2,993	(917)
Total adjustments	10,689	(7,262)	29,897
Net cash provided by/(used in) operating activities	12,411	(8,490)	27,008
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(364)	40	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,372)	14,286	(7,056)
Purchase of investment securities	(683)	(86)	(88)
Proceeds from sale of investment securities	255	14	14
Maturities of investment securities	853	422	363
Investments in subsidiaries and other investments	(546)	(1,094)	(1,357)
Proceeds from sale of other investments	1,770	1,967	1,693
(Increase)/decrease in loans	(13,701)	(14,779)	(4,221)
Proceeds from sale of loans	5,981	9,938	2,468
Capital expenditures for premises and equipment and other intangible assets	(989)	(950)	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	80	60	55
Other, net	342	65	750
Net cash provided by/(used in) investing activities	(8,374)	9,883	(8,426)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	2,006	3,187	10,237
Increase/(decrease) in short-term borrowings	(2,985)	5,507	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(2,052)	(5,251)	(14,525)
Issuances of long-term debt	33,308	43,567	52,944
Repayments of long-term debt	(43,858)	(62,644)	(47,132)
Issuances of common shares		0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(15)	(13)	(145)
Other, net	(657)	3,535	1,044
Net cash provided by/(used in) financing activities	(14,253)	(12,112)	9,017
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	20	(837)	1,213
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(10,196)	(11,556)	28,812
Cash and due from banks at beginning of period	109,510	121,066	92,254
Cash and due from banks at end of period	99,314	109,510	121,066
Cash paid for income taxes and interest
Cash paid for income taxes	666	531	659
Cash paid for interest	12,524	9,688	9,105
Assets and liabilities sold in business divestitures
Assets sold	0	1,777	425
Liabilities sold	SFr 0	SFr 1,658	SFr 383